RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS (Details)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2018 USD ($) agreement	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Accrued expenses						$ 1,569,920		$ 1,569,920		$ 1,685,409	$ 960,848
Settlement of accrued expenses (In shares) | shares								44,187
Research and development						745,506	$ 259,996	$ 2,059,769	$ 556,064	1,562,927	244,155	$ 45,650
Prepaid research and development costs						414,061		414,061		329,033
Gain on reduction in liability								416,000
Other income						(702,002)	(101,357)	$ (208,765)	(6,564,120)	$ (15,399,738)	(425,354)
Percentage of share capital held in Escrow by Altshuler Shaham Trusts Ltd.								40.00%		40.00%
Research and consulting agreement | Polytherapeutics
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments															$ 20,833
Total amount of agreement															$ 666,667
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement		$ 270,000			$ 270,000
Number of agreements		3
Number of options to pay		2			270,000
Accrued expenses										$ 193,537	105,052	24,940
Research and development						0	0	$ 0	0	247,000	$ 50,000	$ 25,000
Option 1, equity payment (as a percent)		0.50%
Option 1, cash payment (as a percent)		0.50%
Option 2, cash payment discount (as a percent)		20.00%
Research and consulting agreement | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development						35,000		112,000
Initial expenses										25,000
Research and consulting agreement | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Research and development						423,000	88,000	904,000	232,000
Research and consulting agreement | Scleroderma
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement													$ 610,000
Research and development						138,000		138,000
Prepaid research and development costs						85,000		85,000
Consulting agreements | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Number of agreements | agreement					3
Accrued expenses										194,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement														$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Total amount of agreement	$ 4,400,000			$ 3,500,000
Research and development										340,000
Initial term				3 years
Written termination notice period				90 days
Consulting agreements | Investor Relations firm
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
Monthly payments						14,000		14,000
Accrued expenses										$ 584,000
Gain on reduction in liability	$ 98,000		$ 168,000
Other income			$ 416,000
Consulting fees						$ 42,000	$ 42,000	$ 70,000	$ 42,000